[NEW ENGLAND FUNDS LETTERHEAD]




                              November 7, 1997

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  New England Funds Trust III
   (File Nos.:  33-62061 and 811-7345)

Dear Sir or Madam:

     Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted for filing on behalf of New England
Funds Trust III (the "Trust"), is a supplement dated
November 7, 1997 to the prospectus for the Trust's New
England Equity Income Fund dated September 1, 1997.

     Acknowledgment of this filing will be confirmed through the CompuServe System. If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-
1136.

                              Very truly yours,

                              /s/MICHAEL P. LAWLOR

                              Michael P. Lawlor





filngltr/neftr3/497e.n97